Investments - Long-term Investments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Equity investments without readily determinable fair values
Opening balance	¥ 251,244		¥ 235,353
Additions			11,500
Impairment | $		$ 0		$ 0		$ 0
Fair value change			7,791
Share of losses of equity method investees			(3,400)
Ending balance	251,244		251,244		¥ 235,353
Equity investments with readily determinable fair values
Opening balance	2,346		3,560
Fair value change	(842)		(1,264)
Foreign exchange adjustment	(37)		50
Ending balance	1,467		2,346		3,560
Equity method investments
Opening balance	26,691		22,103
Additions			26,658
Share of losses of equity method investee	(4,076)	(583,000)	(15,015)		(12,723)
Impairment			(7,350)
Foreign exchange adjustment	(573)		295
Ending balance	22,042		26,691		22,103
Opening balance	280,281		261,016
Additions			38,158
Disposal			3,400
Impairment			(7,350)
Share of losses of equity method investee	(4,076)		(15,015)
Fair value change	(842)		6,527
Foreign exchange adjustment	(610)		345
Ending balance	¥ 274,753	$ 39,289,000	¥ 280,281		¥ 261,016